List of principal companies included in the scope of consolidation during 2021 - Summary of Principal Companies and their Country of Incorporation (Details)	12 Months Ended
Dec. 31, 2021
Hoechst GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Deutschland GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
A. Nattermann & Cie. GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
EUROAPI Germany | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis GmbH | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Belgium | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Ablynx N.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Flanders BVBA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi A/S | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis S.A. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Oy | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis France | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Winthrop Industrie | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Recherche & Développement | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Groupe | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Chimie | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Francopia | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Participations | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Polyclonals SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma S.A. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Biotechnology | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Mature IP | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur NVL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Vaccine Technologies | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Europe | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
SECIPE SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Merieux S.A.S. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi 2015 D SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare International SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare France SAS | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
EUROAPI | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
EUROAPI France | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis A.E.B.E. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Private Co, Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.60%
Chinoin Private Co. Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.60%
EUROAPI Hungary Kft. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Opella Healthcare Hungary K.F.T | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Carraig Insurance DAC | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Ireland Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Ireland Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Finance Ireland limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-aventis Holdings (Ireland) Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi S.R.L. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
EUROAPI Italy SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Global Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Luxembourg Sarl | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Europe B.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Foreign Participations B.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Kiadis Pharma N.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	97.40%
Kiadis Pharma Holding B.V. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	97.40%
Sanofi-Aventis Sp. z.o.o. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Produtos Farmaceuticos Lda | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis, s.r.o. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Romania SRL | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis UK Holdings Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Euroapi UK Ltd. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma Limited | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Synthelabo UK Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Hoechst Marion Roussel Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma Holdings Ltd | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
AO Sanofi Russia | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
CJSC Sanofi-Aventis Vostok | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
sanofi-aventis Slovakia s.r.o. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi AB | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis (Suisse) SA | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Global Sarl Baar Intellectual Property Branch | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Ilac Sanayi ve Ticaret A.S. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Asi Ticaret A.S. | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Saglik Urunleri Limited Sirketi | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Limited Liability Company Sanofi-Aventis Ukraine | Europe
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Therapeutic Products Limited Partnership | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi US Services Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis U.S. LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Chattem, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventisub LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme Corporation | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
VaxServe, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ U.S. LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Bioverativ Therapeutics Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Principia Biopharma Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Research Invest LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Translate Bio MA, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Translate Bio Securities Corpo | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Bioverativ Holdings LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
RPR US Ltd. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Kadmon Holdings, Inc. | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Kadmon Corporation, LLC | United States
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis South Africa (Pty) Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Algérie | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Arabia Trading Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	75.00%
Sanofi-Aventis Argentina S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genzyme de Argentina S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Healthcare Pty Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Australia Pty Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Medley Farmaceutica Ltda | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Canada Inc. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Chile S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (Hangzhou) Pharmaceuticals Co., Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (China) Investment Co., Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi (Beijing) Pharmaceuticals Co.Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Biologies Co., Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Shenzhen Sanofi pasteur Biological Products Co, Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Shanghai Rongheng Pharmaceutical Co, Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Genfar S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Colombia S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Korea Co. Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Gulf FZE | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Egypt | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.80%
Sanofi Hong-Kong Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi India Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	60.40%
Sanofi Healthcare India Private Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	99.90%
PT Aventis Pharma | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	80.00%
Sanofi-Aventis Israël Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi K.K. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
SSP Co.,Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Nichi-Iko K.K. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	51.00%
Sanofi-Aventis (Malaysia) SDN. BHD. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Maroc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Mexico S.A. de C.V. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Winthrop S.A. de C.V. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur S.A. de C.V. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Azteca Vacunas, S.A. de C.V. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Pakistan Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	52.90%
Sanofi-Aventis de Panama S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
sanofi-aventis Puerto Rico Inc | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Philippines Inc. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Pasteur Inc (Philippines) | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis Singapore Pte. Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Aventis Pharma (Manufacturing) Pte. Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Taiwan Co., Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis (Thailand) Ltd | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-Aventis de Venezuela S.A. | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi-aventis Vietnam Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	100.00%
Sanofi Vietnam Shareholding Company Limited | Other countries
Disclosure of subsidiaries [line items]
Financial interest in principal fully consolidated companies	85.00%